Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Nature of Operations
Nature of Operations:
United Bankshares, Inc. (“United”, the “Company”) is a financial holding company headquartered in Charleston, West Virginia. United considers all of West Virginia to be included in its market area. This area includes the five largest West Virginia Metropolitan Statistical Areas (“MSA”): the Parkersburg MSA, the Charleston MSA, the Huntington MSA, the Morgantown MSA and the Wheeling MSA. United serves the Ohio counties of Lawrence, Belmont, Jefferson and the Pennsylvania counties of Washington and Fayette, primarily because of their close proximity to the Ohio and Pennsylvania borders and United banking offices located in those counties in nearby West Virginia. United’s Virginia markets include the Maryland, northern Virginia and Washington, D.C. MSA, the Winchester MSA, the Harrisonburg MSA, and the Charlottesville MSA. Through its acquisition of Carolina Financial, United’s market also includes the Coastal, Midlands, and Upstate regions of South Carolina, including the Charleston (Charleston, Dorchester and Berkeley Counties), Myrtle Beach (Horry and Georgetown Counties), Columbia (Richland and Lexington Counties), and the Upstate (Greenville and Spartanburg Counties) areas as well as areas in North Carolina including Wilmington (New Hanover County), Raleigh-Durham (Durham and Wake Counties), Charlotte-Concord-Gastonia (NC and SC) and the southeastern coastal region of North Carolina (Bladen, Brunswick, Columbus, Cumberland, Duplin and Robeson Counties). Through its acquisition of Community Bankers Trust, United added new markets in Baltimore and Annapolis, Maryland and Lynchburg and Richmond, Virginia as well as the Northern Neck of Virginia. United considers all of the above locations to be the primary market areas for the business of its banking and mortgage banking subsidiaries.

Operating and Reporting Segments
Operating and Reporting Segments:
As of March 31, 2024, United’s business activities are confined to one operating segment, United Bank, and one reportable segment, community banking. As a community banking entity, United, through United Bank, offers a full range of products and services through various delivery channels. Included among the banking products and services offered are the acceptance of deposits in checking, savings, time and money market accounts; the making and servicing of personal, credit card, commercial, and floor plan loans; and the making of construction and real estate loans as well as the origination and sale of residential mortgages in the secondary market. Also offered are trust and brokerage services, safe deposit boxes, and wire transfers. United’s chief operating decision maker regularly reviews the operating results of United Bank in order to assess performance and make decisions about resource allocation. Previously, United had three operating segments: United Bank, George Mason Mortgage, LLC (“George Mason”) and Crescent Mortgage Company (“Crescent”), and two reporting segments: community banking and mortgage banking. However, during the first quarter of 2024, United consolidated the mortgage origination and sales business of George Mason and Crescent with that of United Bank. United previously exited the third-party origination (“TPO”) business during the fourth quarter of 2023.

Basis of Presentation
Basis of Presentation:
The consolidated financial statements and the notes to consolidated financial statements include the accounts of United and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.
As defined in applicable accounting standards, variable interest entities (“VIEs”) are entities that lack one or more of the characteristics of a voting interest entity. A controlling financial interest in a VIE is present when an enterprise has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The enterprise with a controlling financial interest, known as the primary beneficiary, consolidates the VIE. United’s wholly owned and indirect wholly owned statutory trust subsidiaries are VIEs for which United is not the primary beneficiary. Accordingly, its accounts are not included in United’s consolidated financial statements.
The accounting and reporting policies of United conform with U.S. generally accepted accounting principles. In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. To conform to the 2023 presentation, certain reclassifications have been made to prior period amounts, which had no impact on net income, comprehensive income or shareholders’ equity. In the opinion of management, all adjustments necessary for a fair presentation of financial position and results of operations have been made. Such adjustments are of a normal and recurring nature. In the opinion of management, all adjustments necessary for a fair presentation of financial position and results of operations have been made.

The Company has evaluated events and transactions subsequent to December 31, 2023 through the date these financial statements were issued. Based on definitions and requirements of generally accepted accounting principles for “Subsequent Events,” the Company has not identified any events that would require adjustments to, or disclosure in the financial statements.

Cash and Cash Equivalents	Cash and Cash Equivalents: United considers cash and due from banks, interest-bearing deposits with other b anks and federal funds sold as cash and cash equivalents.
Debt securities
Debt securities
: The Company accounts for debt securities in two categories: held to maturity (“HTM”) and available for sale (“AFS”). Premiums and discounts on debt securities are deferred and recognized into income over the contractual life of the asset using the effective interest method.
HTM securities are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the HTM category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category. Substantially all of the Company’s HTM debt securities are issued by state and political subdivisions (municipalities). As of December 31, 2023, United considers its HTM debt securities portfolio to be immaterial.
AFS securities are accounted for at fair value. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for AFS securities are excluded from earnings and reported net of the related tax effect in the accumulated other comprehensive income component of shareholders’ equity.

Allowance for Credit Losses
Allowance for Credit Losses (HTM Debt Securities)
: For HTM debt securities, the Company is required to utilize a current expected credit losses (“CECL”) methodology to estimate expected credit losses. As of December 31, 2023 and 2022, the Company recorded an allowance for credit losses of $17
,
0
0
0 and $18,
00
0, respectively, on its HTM debt securities portfolio.
Allowance for Credit Losses (AFS Debt Securities)
: The impairment model for
available-for-sale
(“AFS”) debt securities differs from the CECL methodology applied for HTM debt securities because AFS debt securities are measured at fair value rather than amortized cost. Although ASC Topic 326, “Financial Instruments – Credit Losses” replaced the legacy other-than-temporary impairment (“OTTI”) model with a credit loss model, it retained the fundamental nature of the legacy OTTI model. For AFS debt securities in an unrealized loss position, the Company first assesses whether it intends to sell, or it is more-likely-than-not
that it will be required to sell, the security before recovery of its amortized cost basis. If either criteria is met, the security’s amortized cost basis is written down to fair value through income. For AFS debt securities where neither of the criteria are met, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the credit rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited to the amount that the fair value is less than the amortized cost basis. Any remaining discount that has not been recorded through an allowance for credit losses is recognized in other comprehensive income. An entity may no longer consider the length of time fair value has been less than amortized cost. Changes in the allowance for credit losses are recorded as a provision (or release) for credit losses. Losses are charged against the allowance when management believes the uncollectibility of an AFS security is confirmed or when either of the criteria regarding intent or requirement to sell is met. As of December 31, 2023, the Company determined that the unrealized loss positions in AFS securities were not the result of credit losses, and therefore, an allowance for credit losses was not recorded. United has the intent and the ability to hold these securities until such time as the value recovers or the securities mature.

Equity securities
Equity securities:
Investments in equity securities with readily determinable fair values (marketable) are measured at fair value, with changes in the fair value recognized in Net investment securities gains in the Consolidated Statements of Income.

Other investment securities
Other investment securities:
Certain security investments such as Federal Reserve Bank stock and Federal Home Loan Bank stock that do not have readily determinable fair values
(non-marketable)
are accounted for at cost minus impairment, if any. For other security investments that do not have readily determinable fair values
(non-marketable),
they are accounted for at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer, also referred to as the measurement alternative. Any adjustments to the carrying value of these investments are recorded in Other income in the Consolidated Statements of Income.

Securities Purchased Under Resale Agreements and Securities Sold Under Agreements to Repurchase
Securities Purchased Under Resale Agreements and Securities Sold Under Agreements to Repurchase:
Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized f ina
ncing transactions. They are recorded at the amounts at which the securities were acquired or sold plus accrued interest. Securities, generally U.S. government and federal agency securities, pledged as collateral under these financing arrangements cannot be repledged or sold, unless replaced, by the secured party. The fair value of the collateral either received from or provided to a third party is continually monitored and additional collateral is obtained or is requested to be returned to United as deemed appropriate.

Loans
Loans:
Loans are reported at the principal amount outstanding, net of unearned income, except loans acquired through transfer (see below). Interest on loans is accrued and credited to operations using methods that produce a level yield on individual principal amounts outstanding. Loan origination and commitment fees and related direct loan origination costs are deferred and amortized as an adjustment of loan yield over the estimated life of the related loan. Loan fees net of costs accreted and included in interest income were $39,509,000, $57,424,000, and $92,545,000, for the years of 2023, 2022 and 2021, respectively.
For all loan classes, past due loans and leases are reviewed on a monthly basis to identify loans and leases for nonaccrual status. Generally, when collection in full of the principal and interest is jeopardized, the loan is placed on nonaccrual status. The accrual of interest income on commercial and most consumer loans generally is discontinued when a loan becomes 90 to 120 days past due as to principal or interest. However, regardless of delinquency status, if a loan is fully secured and in the process of collection and resolution of collection is expected in the near term (generally less than 90 days), then the loan will not be placed on nonaccrual status. When interest accruals are discontinued, unpaid interest recognized in income in the current year is reversed, and unpaid interest accrued in prior years is charged to the allowance for credit losses. United’s method of income recognition for loans and leases that are classified as nonaccrual is to recognize interest income on a cash basis or apply the cash receipt to principal when the ultimate collectibility of principal is in doubt. Nonaccrual loans and leases will not normally be returned to accrual status unless all past due principal and interest has been paid and the borrower has evidenced their ability to meet the contractual provisions of the note.

Loans Acquired Through Transfer
Loans Acquired Through Transfer:
Acquired loans are recorded at fair value at the date of acquisition based on a discounted cash flow methodology that considers various factors including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan and whether or not the loan was amortizing, and a discount rate reflecting the Company’s assessment of risk inherent in the cash flow estimates. Certain purchased loans are individually evaluated while certain purchased loans are grouped together according to similar risk characteristics and are treated in the aggregate when applying various valuation techniques. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.
Loans acquired in a business combination that have experienced more-than-insignificant deterioration in credit quality since origination are considered purchased credit deteriorated (“PCD”) loans. At the acquisition date, an estimate of expected credit losses is made for groups of PCD loans with similar risk characteristics and individual PCD loans without similar risk characteristics. This initial allowance for credit losses is allocated to individual PCD loans and added to the purchase price or acquisition date fair values to establish the initial amortized cost basis of the PCD loans. As the initial allowance for credit losses is added to the purchase price, there is no credit loss expense recognized upon acquisition of a PCD loan. Any difference between the unpaid principal balance of PCD loans and the amortized cost basis is considered to relate to noncredit factors and results in a discount or premium. Discounts and premiums are recognized through interest income on a level-yield method over the life of the loans.
For loans and leases acquired after the adoption of ASC Topic 326, United will likely take several factors into consideration when determining if loans and leases meet the definition of PCD. ASC Topic 326 lists some, but not all, factors for consideration in the bifurcation of PCD versus non-PCD
assets:

•	Financial assets that are delinquent as of the acquisition date

•	Financial assets that have been downgraded since origination

•	Financial assets that have been placed on nonaccrual status

For acquired loans not deemed purchased credit deteriorated at acquisition, the differences between the initial fair value and the unpaid principal balance are recognized as interest income on a level-yield basis over th
e
lives of the related loans.

Loans Held for Sale
Loans Held for Sale:
Loans held for sale consist of
one-to-four
family conforming residential real estate loans originated for sale in the secondary market.
Loans held for sale are recorded under the fair value option at a fair value measured using valuations from investors for loans with similar characteristics adjusted for the Company’s actual sales experience versus the investor’s indicated pricing.
Gains and losses on sale of loans are recorded within income from mortgage banking activities.

Allowance for Loan and Lease Losses
Allowance for Loan and Lease Losses:
The allowance for loan losses is an estimate of the expected credit losses on financial assets measured at amortized cost to present the net amount expected to be collected as of the balance sheet date. Such allowance is based on the credit losses expected to arise over the life of the asset (contractual term). Assets are charged off when United determines that such financial assets are deemed uncollectible or based on regulatory requirements, whichever is earlier. Charge-offs are recognized as a deduction from the allowance for loan losses. Expected recoveries of amounts previously charged-off,
not to exceed the aggregate of the amount previously
charged-off,
are included in determining the necessary reserve at the balance sheet date.
United made a policy election to present the accrued interest receivable balance separately in its consolidated balance sheets from the amortized cost of a loan. United estimates the allowance balance using relevant available information, from internal and external sources, relating to past events, current conditions and reasonable and supportable forecasts. Historical credit loss experience provides the basis for the estimation of expected credit losses. Adjustments to historical loss information are made for differences in current loan-specific risk characteristics such as differences in underwriting standards, portfolio mix, delinquency level or term as well as reasonable and supportable forecast adjustments for changes in environmental conditions, such as changes in unemployment rates, property values or other relevant factors. A reversion to historical loss data occurs via a straight-line method during the year following the one-year
reasonable and supportable forecast period.
United pools its loans and leases based on similar risk characteristics in estimating expected credit losses. United has identified the following portfolio segments and measures the allowance for credit losses using the following methods:

•	Method: Probability of Default/Loss Given Default (PD/LGD)

•	Commercial Real Estate Owner-Occupied

•	Commercial Real Estate Nonowner-Occupied

•	Commercial Other

•	Method: Cohort

•	Residential Real Estate

•	Construction & Land Development

•	Consumer

•	Bankcard
Risk characteristics of commercial real estate owner-occupied loans and commercial other loans and leases are similar in that they are normally dependent upon the borrower’s internal cash flow from operations to service debt. Commercial real estate nonowner-occupied loans differ in that cash flow to service debt is normally dependent on external income from third parties for use of the real estate such as rents, leases and room rates. Residential real estate loans are dependent upon individual borrowers who are affected by changes in general economic conditions, demand for housing and resulting residential real estate valuation. Construction and land development loans are impacted mainly by demand whether for new residential housing or for retail, industrial, office and other types of commercial construction within a given area. Consumer loan pool risk characteristics are influenced by general, regional and local economic conditions.
Loans that do not share risk characteristics are evaluated on an individual basis. Loans evaluated individually are not also included in the collective evaluation. When management determines that foreclosure is probable or when the borrower is experiencing financial difficulty at the reporting date and repayment is expected to be provided substantially through the operation or sale of the collateral but may also include other non-performing
loans, expected credit losses are based on the fair value of the collateral at the reporting date, adjusted for selling costs as appropriate. These individually evaluated loans are removed from their respective pools and typically represent collateral dependent loans.
Expected credit losses are estimated over the contractual term of the loans and leases, adjusted for expected prepayments when appropriate. The contractual term excludes expected extensions, renewals and modifications unless management has a reasonable expectation at the reporting date that the extension or renewal options are included in the original or modified contract at the reporting date and are not unconditionally cancelable by United.
At the acquisition date, an initial allowance for expected credit losses for non-PCD
loans is estimated and recorded as credit loss expense. The subsequent measurement of expected credit losses for all acquired loans is the same as the subsequent measurement of expected credit losses for originated loans. For allowance for credit losses under ASC Topic 326 calculation purposes, United includes its acquired loans and leases in their relevant pool unless they meet the criteria for specific review.

Bank Premises and Equipment
Bank Premises and Equipment:
Bank premises and equipment are stated at cost, less allowances for depreciation and amortization. The provision for depreciation is computed principally by the straight-line method over the estimated useful lives of the respective assets. Useful lives range primarily from three
to 15 years for furniture, fixtures and equipment and
five
to 40 years for buildings and improvements. Leasehold improvements are generally amortized over the lesser of the term of the respective leases or the estimated useful lives of the improvements.

Other Real Estate Owned
Other Real Estate Owned
: At December 31, 2023 and 2022, other real estate owned (“OREO”) included in other assets in the Consolidated Balance Sheets was $2,615,000 and $2,052,000, respectively. OREO consists of real estate acquired in foreclosure or other settlement of loans. Such assets are carried at the lower of the investment in the assets or the fair value of the assets less estimated selling costs. Any adjustment to the fair value at the date of transfer is charged against the allowance for loan losses. Any subsequent valuation adjustments as well as any costs relating to operating, holding or disposing of the property are recorded in other expense in the period incurred. At December 31, 2023 and 2022, the recorded investment of consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process was $142,000 and $1,309,000, respectively.

Intangible Assets
Intangible Assets:
Intangible assets relating to the estimated fair value of the deposit base of the acquired institutions are being amortized on an accelerated basis over a one
to
ten
-year
period. Management reviews intangible assets on an annual basis, or sooner if indicators of impairment exist, and evaluates changes in facts and circumstances that may indicate impairment in the carrying value. United incurred amortization expense of $5,116,000, $5,516,000, and $5,908,000, in 2023, 2022, and 2021, respectively, related to all intangible assets.
Goodwill is tested for impairment at least annually or sooner if indicators of impairment exist. United may elect to perform a qualitative analysis to determine whether or not it is more-likely-than-not
that the fair value of a reporting unit is less than its carrying amount. If United elects to bypass this qualitative analysis, or concludes via qualitative analysis that it is more-likely-than-not
that the fair value of a reporting unit is less than its carrying value, United may use either a market or income quantitative approach, whichever is more practical, to determine the fair value of the reporting unit to compare to its carrying value. If the estimated fair value of the reporting unit is less than its carrying value, an impairment charge would be recorded for the excess, not to exceed the amount of goodwill allocated to the reporting unit. At each reporting date, the Company considers potential indicators of impairment. United utilized a qualitative approach to test goodwill for impairment as of September 30, 2023. The goodwill impairment test did not identify any indicators of goodwill impairment. As of December 31, 2023, and 2022, total goodwill approximated $1,888,889
,00
0.

Mortgage Servicing Rights, Fees and Costs
Mortgage Servicing Rights, Fees and Costs:
The Company initially measures servicing assets and liabilities retained related to the sale of residential loans held for sale (“MSRs”) at fair value. For subsequent measurement purposes, the Company measures servicing assets and liabilities using the amortization method.
MSRs are amortized in proportion to, and over the period of, estimated net servicing income. The amortization of the MSRs is analyzed periodically and is adjusted to reflect changes in prepayment rates and other estimates.
The Company evaluates potential impairment of MSRs based on the difference between the carrying amount and current estimated fair value of the servicing rights. In determining impairment, the Company aggregates all servicing rights and stratifies them into tranches based on predominant risk characteristics. If impairment exists, a valuation allowance is established for any excess of amortized cost over the current estimated fair value by a charge to income. If the Company later determines that all or a portion of the impairment no longer exists for a particular tranche, a reduction of the allowance may be recorded as an increase to income.

Service fee income is recorded for fees earned for servicing mortgage loans under servicing agreements with the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and certain private investors. The fees are based on a contractual percentage of the outstanding principal balance of the loans serviced and are recorded in noninterest income. Amortization of MSRs and mortgage servicing costs are charged to expense wh
en incurred.

Accrued Interest Receivable
Accrued Interest Receivable
:
In accordance with ASC Topic 326, the Company made the following elections regarding accrued interest receivable (“AIR”):

•	Presenting accrued interest receivable balances separately from their underlying instruments within the consolidated statements of financial condition.

•	Excluding accrued interest receivable that is included in the amortized cost of financing receivables from related disclosure requirements.

•	Continuing our policy to write off accrued interest receivable by reversing interest income in cases where the Company does not reasonably expect to receive payment.

•	Not measuring an allowance for credit losses for accrued interest receivable due to the Company’s policy of writing off uncollectible accrued interest receivable balances in a timely manner.

Revenue Recognition
Revenue Recognition
: Interest and dividend income, loan fees, fees from trust and brokerage services, deposit services and bankcard fees are recognized and accrued as earned.
Descriptions of our revenue-generating activities that are within the scope of ASC Topic 606, which are presented in our Consolidated Statements of Income as components of Other Income are discussed below. There are no significant judgements relating to the amount and timing of revenue recognition for those revenue streams under the scope of ASC Topic 606.
Fees from Trust Services
Revenue from trust services primarily is comprised of fees earned from the management and administration of trusts and other customer assets. Trust services include custody of assets, investment management, escrow services, and similar fiduciary activities. The Company’s performance obligation is generally satisfied over time and the resulting fees are recognized monthly, based upon the month-end
market value of the assets under management and the applicable fee rate. Payment is generally received a few days after month end through a direct charge to customers’ accounts.
Fees from Brokerage Services
Revenue from brokerage services are recorded as the income is earned at the time the related service is performed. In return for such services, the Company charges a commission for the sales of various securities products primarily consisting of investment company shares, annuity products, and corporate debt and equity securities, for its selling and administrative efforts. For account supervision, advisory and administrative services, revenue is recognized over a period of time as earned based on customer account balances and activity.
Fees from Deposit Services
Service charges on deposit accounts consist of account analysis fees (i.e., net fees earned on analyzed business and public checking accounts), monthly service fees, check orders, ATM activity fees, debit card fees, and other deposit account related fees. Revenue is recognized when our performance obligation is completed which is generally monthly for account maintenance services or when a transaction has been completed (ATM or debit card activity).
Bankcard Fees and Merchant Discounts
Bankcard fees and merchant discounts are primarily comprised of credit card income and merchant services income. Credit card income is primarily comprised of interchange fees earned whenever the Company’s credit cards are processed through card payment networks such as Visa. Merchant services income mainly represents fees charged to merchants to process their credit card transactions. The Company’s performance obligation for bankcard fees and interchange are largely satisfied, and related revenue recognized at the time services are rendered. Payment is typically received immediately or in the following month.

Advertising Costs
Advertising Costs:
Advertising costs are generally expensed as incurred and included in Other Expense on the Consolidated Statements of Income. Advertising expense was $9,330,000, $8,160,000, and $5,781,000, for the years of 2023, 2022, and 2021, respectively.

Income Taxes
Income Taxes:
Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities (excluding deferred tax assets and liabilities related to business combinations or components of other comprehensive income). Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the expected amount most likely to be realized. Realization of deferred tax assets is dependent upon the generation of a sufficient level of future taxable income and recoverable taxes paid in prior years. Although realization is not assured, management believes it is more-likely-than-not
that all of the deferred tax assets will be realized. Interest and/or penalties related to income taxes are reported as a component of income tax expense.
For uncertain income tax positions, United records a liability based on a recognition threshold of more-likely-than-not,
and a measurement attribute for all tax positions taken on a tax return, in order for those tax positions to be recognized in the financial statements.
United files a consolidated income tax return with its subsidiaries. Federal income tax expense or benefit has been allocated to subsidiaries on a separate return basis.

Derivative Financial Instruments
Derivative Financial Instruments:
United accounts for its derivative financial instruments in accordance with ASC Topic 815 which requires all derivative instruments to be carried at fair value on the balance sheet. United has designated certain derivative instruments used to manage interest rate risk as hedge relationships with certain assets, liabilities or cash flows being hedged. Certain derivatives used for interest rate risk management are not designated in a hedge relationship.
Derivative instruments designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.
For a fair value hedge, the fair value of the interest rate swap is recognized on the balance sheet as either a freestanding asset or liability with a corresponding adjustment to the hedged financial instrument. Subsequent adjustments due to changes in the fair value of a derivative that qualifies as a fair value hedge are offset in current period earnings either in interest income or interest expense depending on the nature of the hedged financial instrument. For a cash flow hedge, the fair value of the interest rate swap is recognized on the balance sheet as either a freestanding asset or liability with a corresponding adjustment to accumulated other comprehensive income within shareholders’ equity, net of tax. Subsequent adjustments due to changes in the fair value of a derivative that qualifies as a cash flow hedge are offset to accumulated other comprehensive income, net of tax and reclassified into earnings in the same line associated with the forecasted transaction when the forecasted transaction affects earnings. Fair value hedges may be eligible for offset on the consolidated balance sheets because they are subject to master netting arrangements or similar agreements. United has elected not to offset the assets and liabilities subject to such arrangements on the consolidated financial statements.
At inception of a hedge relationship, United formally documents the hedged item, the particular risk management objective, the nature of the risk being hedged, the derivative being used, how effectiveness of the hedge will be assessed and how the ineffectiveness of the hedge will be measured. United also assesses hedge effectiveness at inception and on an ongoing basis using regression analysis. Hedge ineffectiveness is measured by using the change in fair value method. The change in fair value method compares the change in the fair value of the hedging derivative to the change in the fair value of the hedged exposure, attributable to changes in the benchmark rate.
United through its mortgage banking channel enters into interest rate lock commitments to finance residential mortgage loans with its customers. These commitments, which contain fixed expiration dates, offer the borrower an interest rate guarantee provided the loan meets underwriting guidelines and closes within the timeframe established by United. Interest rate risk arises on these commitments and subsequently closed loans if interest rates change between the time of the interest rate lock and the delivery of the loan to the investor. Market risk on interest rate lock commitments and mortgage loans held for sale is managed using corresponding forward mortgage loan sales contracts. United is a party to these forward mortgage loan sales contracts to sell loans with servicing either released or retained and short sales of mortgage-backed securities. When the interest rate is locked with the borrower, the rate lock commitment, forward sale agreement, and mortgage-backed security position are undesignated derivatives and marked to fair value through earnings. The fair value of the rate lock derivative is measured using valuations from investors for loans with similar characteristics as well as considering the probability of the loan closing (i.e. the “pull-through” rate) with some adjusted for the Company’s actual sales experience versus the investor’s indicated pricing. Fair values of TBA mortgage-backed securities are measured using valuations from investors for mortgage-backed securities with similar characteristics. Income from mortgage banking activities includes the gain recognized for the period presented and associated elements of fair value.
United is subject to the Dodd-Frank Act clearing requirement for eligible derivatives. United has executed and cleared eligible derivatives through the London Clearing House (“LCH”). Variation margin at the LCH is distinguished as settled-to-market
and settled daily based on the prior day value, rather than
collateralized-to-market.
The daily settlement of the derivative exposure does not change or reset the contractual terms of the instrument.
For derivatives that are not designated in a hedge relationship, changes in the fair value of the derivatives are recognized in earnings in the same period as the change in the fair value.
Cash flows from derivative financial instruments are classified as cash flows from operating activities on the consolidated statements of cash flows.

Off-balance-sheet credit exposures
Off-balance-sheet
credit exposures
:
United maintains a reserve for lending-related commitments such as unfunded loan commitments and letters of credit. United estimates expected credit losses over the contractual period in which United is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by United. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life. Methodology is based on a loss rate approach that starts with the probability of funding based on historical experience. Similar to methodology discussed previously related to the loans and leases receivable portfolio, adjustments are made to the historical losses for current conditions and reasonable and supportable forecast. Adjustments to the reserve for lending-related commitments on off-balance
sheet credit exposures is recorded as other expense in the consolidated statements of income. The reserve for lending-related commitments is separately classified on the balance sheet and is included in other liabilities. The combined allowance for loan losses and reserve for lending-related commitments is considered the allowance for credit losses on loans and leases.

Stock-Based Compensation
Stock-Based Compensation
: Compensation expense related to stock options, restricted stock awards (“RSA”) and restricted stock units (“RSU”) issued to participants is based upon the fair value of the award at the date of grant. The fair value of stock options is estimated at the date of grant using a binomial lattice option pricing model, while the fair value of RSAs is based upon the stock price at the date of grant. RSU grants could be time-vested RSUs, performance-vested RSUs, or a combination of both. The value of the time-vested RSUs and the performance-vested, based on a performance condition, RSUs awarded is established as the fair market value of the stock at the time of the grant. The value of the performance-vested, based on a market condition, RSUs awarded is estimated through the use of a Monte Carlo valuation model as of the grant date. Compensation expense is recognized on a straight-line basis over the vesting period for all stock-based awards and grants.
Stock-based compensation expense was $12,463
,
0
0
0

in 2023, $9,881,000 in 2022, and $8,018
,000

in 2021.

Treasury Stock
Treasury Stock
: United records common stock purchased for treasury at cost. At the date of subsequent reissuance, the treasury stock account is reduced by the cost of such stock using the weighted-average cost method.

Trust Assets and Income
Trust Assets and Income:
Assets held in a fiduciary or agency capacity for customers are not included in the balance sheets since such items are not assets of the company. Trust income is reported on an accrual basis.

Earnings Per Common Share
Earnings Per Common Share:
United calculates earnings per common share in accordance with ASC Topic 260, “Earnings Per Share,” which provides that unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents (whether paid or unpaid) are participating securities and shall be included in the computation of earnings per share pursuant to the two-class
method. United has determined that its outstanding
non-vested
restricted stock awards are participating securities.
Under the
two-class
method, basic earnings per common share is computed by dividing net earnings allocated to common stock by the weighted-average number of common shares outstanding during the applicable period, excluding outstanding participating securities. Diluted earnings per common share is computed using the weighted-average number of shares determined for the basic earnings per common share computation plus the dilutive effect of stock compensation using the treasury stock method. Antidilutive stock options and restricted stock outstanding of 1,410,389, 656,432, and 1,024,612 for the years ended December 31, 2023, 2022 and 2021, respectively, were excluded from the earnings per diluted common share calculation.

The reconciliation of the numerator and denominator of basic earnings per share with that of diluted earnings per share is presented as follows:

	Year Ended December 31
(Dollars in thousands, except per share)	2023	2022	2021
Distributed earnings allocated to common stock	$195,167	$194,052	$181,614
Undistributed earnings allocated to common stock	170,267	184,572	185,082

Net earnings allocated to common shareholders	$365,434	$378,624	$366,696

Average common shares outstanding	134,505,058	134,776,241	129,276,452
Dilutive effect of stock compensation	248,762	341,271	236,401

Average diluted shares outstanding	134,753,820	135,117,512	129,512,853

Earnings per basic common share	$2.72	$2.81	$2.84
Earnings per diluted common share	$2.71	$2.80	$2.83

Fair Value Measurements
Fair Value Measurements
: United determines the fair values of its financial instruments based on the fair value hierarchy established in ASC Topic 820, which also clarifies that fair value of certain assets and liabilities is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.
ASC Topic 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect United’s market assumptions.
The three levels of the fair value hierarchy based on these two types of inputs are as follows:

Level 1	-	Valuation is based on quoted prices in active markets for identical assets and liabilities.

Level 2	-	Valuation is based on observable inputs including quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets and liabilities in less active markets, and model-based valuation techniques for which significant assumptions can be derived primarily from or corroborated by observable data in the market.

Level 3	-	Valuation is based on model-based techniques that use one or more significant inputs or assumptions that are unobservable in the market.
When determining the fair value measurements for assets and liabilities, United looks to active and observable markets to price identical assets or liabilities whenever possible and classifies such items in Level 1. When identical assets and liabilities are not traded in active markets, United looks to market observable data for similar assets and liabilities and classifies such items as Level 2. Nevertheless, certain assets and liabilities are not actively traded in observable markets and United must use alternative valuation techniques using unobservable inputs to determine a fair value and classifies such items as Level 3. For assets and liabilities that are not actively traded, the fair value measurement is based primarily upon estimates that require significant judgment. Therefore, the results may not be realized in an actual sale or immediate settlement of the asset or liability. Additionally, there are inherent weaknesses in any calculation technique, and changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
:
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2023-09,
“Improvements to Income Tax Disclosures.” ASU
2023-09
enhances annual income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. ASU
2023-09
also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU
2023-09
is effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Entities are permitted to early adopt the standard for annual financial statements that have not yet been issued or made available for issuance. The adoption of
ASU 2023-09
is not expected to have an impact on the Company’s financial condition or results of operations but could change certain disclosures in United’s SEC filings.

In November 2023, the FASB issued ASU
2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in ASU
2023-07
improve reportable segment disclosure requirements, mainly through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments will enable investors to better understand an entity’s overall performance and assess potential future cash flows. ASU
No. 2023-07
is effective for public business entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of the amendment is permitted. The adoption of
ASU 2023-07
is not expected to have an impact on the Company’s financial condition or results of operations but could change certain disclosures in United’s SEC filings.
In October 2023, the FASB issued ASU
2023-06,
“Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative,” which adopts certain disclosure requirements referred by the SEC. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation
S-X
or Regulation
S-K
becomes effective, with early adoption prohibited. For all other entities, the amendments will be effective two years later. The adoption of
ASU 2023-06
is not expected to have an impact on the Company’s financial condition or results of operations but could change certain disclosures in United’s SEC filings.
In August 2023, the FASB issued ASU
2023-05,
“Business Combinations – Joint Venture Formations (Subtopic
805-60).”
ASU
2023-05
requires a joint venture to apply a new basis of accounting at its formation date by valuing the net assets contributed at fair value for both business and asset transactions. The value of the net assets in total is then allocated to individual assets and liabilities by applying Topic 805 with certain exceptions. ASU
2023-05
requires certain disclosures to aid the user of the financial statements in understanding the implications of the joint venture formation. ASU
2023-05
is effective for joint venture formations with a formation date on or after January 1, 2025. The adoption of
ASU 2023-05
is not expected to have an impact on the Company’s financial condition or results of operations.
In July 2023, the FASB issued ASU
No. 2023-03,
“Presentation of Financial Statements (Topic 205), Income Statement—Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation—Stock Compensation (Topic 718): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 120, SEC Staff Announcement at the March 24, 2022 EITF Meeting, and Staff Accounting Bulletin Topic 6.B, Accounting Series Release 280—General Revision of Regulation
S-X:
Income or Loss Applicable to Common Stock.” ASU
2023-03
amends the ASC for SEC updates pursuant to SEC Staff Accounting Bulletin No. 120; SEC Staff Announcement at the March 24, 2022 Emerging Issues Task Force (“EITF”) Meeting; and Staff Accounting Bulletin Topic 6.B, Accounting Series Release 280—General Revision of Regulation
S-X:
Income or Loss Applicable to Common Stock. These updates were immediately effective and did not have a significant impact on the Company’s financial statements.
In March 2023, the FASB issued Accounting ASU
2023-02,
“Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method.” ASU
2023-02
permits reporting entities to elect to account for their tax equity investments, regardless of the tax credit program from which the income tax credits are received, using the proportional amortization method if certain conditions are met. The amendments in this ASU apply to all reporting entities that hold tax equity investments that meet the conditions for and elect to account for them using the proportional amortization method or an investment in a low income housing tax credit (“LIHTC”) structure through a limited liability entity that is not accounted for using the proportional amortization method and to which certain LIHTC-specific guidance removed from Subtopic
323-740
has been applied. Additionally, the disclosure requirements apply to investments that generate income tax credits and other income tax benefits from a tax credit program for which the entity has elected to apply the proportional amortization method (including investments within that elected program that do not meet the conditions to apply the proportional amortization method). ASU
2023-02
was effective for United on January 1, 2024. The amendments in this update must be applied on either a modified retrospective or a retrospective basis except for LIHTC investments not accounted for using the proportional amortization method. At January 1, 2024, United chose not to elect to account for its tax equity investments using the proportional amortization method.

In December 2022, the FASB issued ASU
2022-06,
“Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848.” ASU
2022-06
extends the period of time financial statement preparers can utilize the reference rate reform relief guidance. In 2020, the FASB issued ASU
2020-04
to provide temporary, optional expedients related to the accounting for contract modifications and hedging transactions as a result of the global markets’ anticipated transition away from the use of LIBOR and other interbank offered rates to alternative reference rates. At the time ASU
2020-04
was issued, the United Kingdom’s Financial Conduct Authority (“FCA”) had established the intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022; 12 months after the expected cessation date of all currencies and tenors of LIBOR. In March 2021, the FCA announced that the intended cessation date of LIBOR in the United States would be June 30, 2023, which has now taken effect as intended. Accordingly, ASU
2022-06
defers the expiration date of ASU 848 to December 31, 2024. United implemented a comprehensive project plan to execute the transition of its LIBOR-based financial instruments to alternative reference rates. United utilized the Secured Overnight Financing Rate (“SOFR”) and Prime as the preferred alternatives to LIBOR.
In June 2022, the FASB issued ASU 2022
-
03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.”
ASU 2022-03
clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value.
ASU 2022-03
also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction and requires certain new disclosures for equity securities subject to contractual sale restrictions.
ASU 2022-03
was effective for United on January 1, 2024. The adoption of
ASU 2022-03
did not have a material impact on the Company’s financial condition or results of operations.
In March 2022, the FASB issued ASU
No. 2022-02,
“Troubled Debt Restructurings and Vintage Disclosures”. ASU
2022-02
updates the requirements for accounting for credit losses under ASC 326, eliminates the accounting guidance on troubled debt restructurings for creditors in ASC
310-40,
and enhances creditors’ disclosure requirements related to loan refinancings and restructurings for borrowers experiencing financial difficulty. ASU
2022-02
also amends the guidance on “vintage disclosures” to require disclosure of gross write-offs by year of origination. ASU
No. 2022-02
was effective for public business entities that have adopted Topic 326 for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption of the amendment was permitted. ASU
No. 2022-02
was adopted by United prospectively for the period beginning January 1, 2023. The adoption did not have a material impact on the Company’s financial condition or results of operations. However, ASU
No. 2022-02
did affect the Company’s disclosures. For additional information, see notes to Consolidated Financial Statements, Note D, “Credit Quality,” in this Form
10-K.
In March 2022, the FASB issued ASU
No. 2022-01,
“Derivatives and Hedging (Topic 815): Fair Value Hedging – Portfolio Layer Method”. ASU
2022-01
further aligns risk management objectives with hedge accounting results on the application of the last-of-layer
method, which was first introduced in ASU
No. 2017-12.
The enhanced guidance further improves the
last-of-layer
concepts to expand to nonprepayable financial assets and allows more flexibility in the derivative structures used to hedge the interest rate risk. ASU
2022-01
also provides guidance on the relationship between the portfolio layer method requirements and other areas of GAAP. ASU
No. 2022-01
is effective for public business entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption of the amendment is permitted if an entity has adopted ASU
2017-12
for the corresponding period. ASU
No. 2022-01
was adopted by United on January 1, 2023. The adoption did not have a material impact on the Company’s financial condition or results of operations.
In October 2021, the FASB issued ASU
No. 2021-08,
“Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”. ASU
2021-08
amends ASC 805 to add contract assets and contract liabilities to the list of exceptions to the recognition and measurement principles that apply to business combinations and to require that an entity acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. As a result of these amendments, it is expected that an acquirer will generally recognize and measure acquired contract assets and contract liabilities in a manner consistent with how the acquiree recognized and measured them in its preacquisition financial statements. ASU
No. 2021-08
is effective for public business entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments. Early adoption of the amendments is permitted. ASU
No. 2021-08
was adopted by the Company on January 1, 2023. The adoption did not have a material impact on the Company’s financial condition or results of operations.